                       Supplement dated September 7, 2000
                         To Prospectus Dated May 1, 2000
                     For GE Life &Annuity Separate Account 4
                                   P1150 10/98
                                   P1143 4/94

The purpose of this supplement is to amend certain information contained in your Prospectus dated May 1, 2000. The changes reflected in this supplement relate to the following section of your Prospectus:

Examples, page 12

The following replaces charts 3 and 4:

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB and ODB riders):

3.  If you surrender* your Policy at the end of the applicable period:


                                                                  With GMDB and ODB Riders
Investment Subdivision Investing in:                       1 Year     3 Years     5 Years      10 Years
---------------------------------------------------------------------------------------------------------
Alger American Fund
  Alger American Growth Portfolio                             83.27      144.10      190.10        329.22
  Alger American Small Capitalization Portfolio               84.37      147.37      195.51        339.77
Federated Insurance Series
  Federated American Leaders Fund II                          84.17      146.77      194.53        337.86
  Federated High Income Bond Fund II                          83.27      144.10      190.10        329.22
  Federated Utility Fund II                                   84.77      148.55      197.47        343.57
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio                                 81.07      137.52      179.19        307.74
  VIP Growth Portfolio                                        81.97      140.22      183.67        316.59
  VIP Overseas Portfolio                                      84.47      147.66      196.00        340.72
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio                              81.67      139.32      182.18        313.65
  VIP II Contrafund Portfolio                                 82.07      140.52      184.16        317.57
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio                           81.37      138.42      180.68        310.70
  VIP III Growth Opportunities Portfolio                      82.27      141.11      185.16        319.52
GE Investments Funds, Inc.
  Global Income Fund                                          82.77      142.61      187.63        324.38
  Income Fund                                                 81.07      137.52      179.19        307.74
  International Equity Fund                                   86.16      152.69      204.30        356.75
  Mid-Cap Value Equity Fund                                   82.47      141.71      186.15        321.47
      (formerly Value Equity Fund)
  Money Market Fund                                           78.37      129.08      164.51        274.98
  Premier Growth Equity Fund                                  82.17      140.81      184.66        318.55
  Real Estate Securities Fund                                 84.77      148.55      197.47        343.57
  S&P 500 Index Fund                                          54.00      132.11      170.17        289.78
  Total Return Fund                                           80.97      137.22      178.69        306.75
  U.S. Equity Fund                                            81.47      138.72      181.18        311.69
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth & Income Fund                          85.36      150.33      200.40        349.24
  Goldman Sachs Mid Cap Value Fund                            85.86      151.81      202.84        353.94


Janus Aspen Series
  Aggressive Growth Portfolio                                 82.07      140.52      184.16        317.57
  Balanced Portfolio                                          82.07      140.52      184.16        317.57
  Capital Appreciation Portfolio                              82.27      141.11      185.16        319.52
  Flexible Income Portfolio                                   82.57      142.01      186.64        322.44
  Global Life Sciences Portfolio                              86.26      152.99      204.78        357.69
  Global Technology Portfolio                                 85.66      151.22      201.86        352.07
  Growth Portfolio                                            82.07      140.52      184.16        317.57
  International Growth Portfolio                              82.97      143.20      188.62        326.32
  Worldwide Growth Portfolio                                  82.37      141.41      185.65        320.50
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund                          82.07      140.52      184.16        317.57
  Oppenheimer Bond Fund                                       82.67      142.31      187.14        323.41
  Oppenheimer Capital Appreciation Fund                       82.37      141.41      185.65        320.50
  Oppenheimer High Income Fund                                82.87      142.90      188.13        325.35
  Oppenheimer Multiple Strategies Fund                        82.67      142.31      187.14        323.41
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                                    87.35      156.23      210.11        367.89
  PBHG Large Cap Growth Portfolio                             86.36      153.28      205.27        358.62
Salomon Brothers Variable Series Fund Inc
  Salomon Investors Fund                                      85.17      149.74      199.42        347.36
  Salomon Strategic Bond Fund                                 85.36      150.33      200.40        349.24
  Salomon Total Return Fund                                   85.36      150.33      200.40        349.24
---------------------------------------------------------------------------------------------------------

*  surrender includes annuitization over a period of less than 5 years.



4.  If you annuitize at the end of the applicable period, or do not surrender*:


                                                                  With GMDB and ODB Riders
Investment Subdivision Investing in:                       1 Year      3 Years       5 Years      10 Years
------------------------------------------------------------------------------------------------------------
Alger American Fund
  Alger American Growth Portfolio                             29.27         90.10       154.10        329.22
  Alger American Small Capitalization Portfolio               30.37         93.37       159.51        339.77
Federated Insurance Series
  Federated American Leaders Fund II                          30.17         92.77       158.53        337.86
  Federated High Income Bond Fund II                          29.27         90.10       154.10        329.22
  Federated Utility Fund II                                   30.77         94.55       161.47        343.57
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio                                 27.07         83.52       143.19        307.74
  VIP Growth Portfolio                                        27.97         86.22       147.67        316.59
  VIP Overseas Portfolio                                      30.47         93.66       160.00        340.72
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio                              27.67         85.32       146.18        313.65
  VIP II Contrafund Portfolio                                 28.07         86.52       148.16        317.57
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio                           27.37         84.42       144.68        310.70
  VIP III Growth Opportunities Portfolio                      28.27         87.11       149.16        319.52
GE Investments Funds, Inc.
  Global Income Fund                                          28.77         88.61       151.63        324.38
  Income Fund                                                 27.07         83.52       143.19        307.74
  International Equity Fund                                   32.16         98.69       168.30        356.75
  Mid-Cap Value Equity Fund                                   28.47         87.71       150.15        321.47
      (formerly Value Equity Fund)
  Money Market Fund                                           24.37         75.08       128.51        274.98
  Premier Growth Equity Fund                                  28.17         86.81       148.66        318.55
  Real Estate Securities Fund                                 30.77         94.55       161.47        343.57
  S&P 500 Index Fund                                          25.27         78.11       134.17        289.78
  Total Return Fund                                           26.97         83.22       142.69        306.75
  U.S. Equity Fund                                            27.47         84.72       145.18        311.69



Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth & Income Fund                          31.36         96.33       164.40        349.24
  Goldman Sachs Mid Cap Value Fund                            31.86         97.81       166.84        353.94
Janus Aspen Series
  Aggressive Growth Portfolio                                 28.07         86.52       148.16        317.57
  Balanced Portfolio                                          28.07         86.52       148.16        317.57
  Capital Appreciation Portfolio                              28.27         87.11       149.16        319.52
  Flexible Income Portfolio                                   28.57         88.01       150.64        322.44
  Global Life Sciences Portfolio                              32.36         98.09       168.78        357.69
  Global Technology Portfolio                                 31.66         97.22       165.86        352.07
  Growth Portfolio                                            28.07         86.52       148.16        317.57
  International Growth Portfolio                              28.97         89.20       152.62        326.32
  Worldwide Growth Portfolio                                  28.37         87.41       149.65        320.50
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund                          28.07         86.52       148.16        317.57
  Oppenheimer Bond Fund                                       28.67         88.31       151.14        323.41
  Oppenheimer Capital Appreciation Fund                       28.37         87.41       149.65        320.50
  Oppenheimer High Income Fund                                28.87         88.90       152.13        325.35
  Oppenheimer Multiple Strategies Fund                        28.67         88.31       151.14        323.41
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                                    33.35        102.23       174.11        367.89
  PBHG Large Cap Growth Portfolio                             32.36         99.28       169.27        358.62
Salomon Brothers Variable Series Fund Inc
  Salomon Investors Fund                                      31.17         95.74       163.42        347.36
  Salomon Strategic Bond Fund                                 31.36         96.33       164.40        349.24
  Salomon Total Return Fund                                   31.36         96.33       164.40        349.24
------------------------------------------------------------------------------------------------------------

*  surrender includes annuitization over a period of less than 5 years.


                      Customer Service Line:  800-352-9910

                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                              Richmond, VA  23230